LICENSE RIGHT (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Repayments of Notes Payable	$ 1,500,000	$ 250,000	$ (0)	$ 250,000
CD38 Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Notes Issued					$ 3,250,000
Notes Payable, Noncurrent			0
CD38 Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets					$ 1,750,000
Capitalized Contract Cost, Gross			$ 5,000,000